SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Prepaid land use right
Period over which land use rights are charged to earnings	50 years
Power purchase agreement
Intangible assets
Amortization period	20 years
Technical know-how
Intangible assets
Amortization period	10 years
Computer software | Minimum
Intangible assets
Amortization period	1 year
Computer software | Maximum
Intangible assets
Amortization period	10 years